Equity Investments - Other equity investments (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Lilita
Other equity investments
Percentage of equity interest								4.69%	5.00%
Impairment loss					¥ 0.5
Lifeix Inc.
Other equity investments
Percentage of equity interest										0.30%
Kuailai
Other equity investments
Percentage of equity interest							8.00%
Aggregate purchase consideration			$ 30			¥ 0.2	¥ 0.2
Yitong Technology
Other equity investments
Percentage of equity interest	10.00%	10.00%
Consideration paid	$ 1,900	¥ 13.0	900	¥ 6.5
Fair value of equity investment			1,900			¥ 13.0
Consideration to be paid recorded as amount due to related party			$ 900	¥ 6.5